Share-Based Payments - Summary of ADS Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance, number of options and rights | shares	16,644,000	18,044,000	18,919,000
Number of options granted | shares	8,400,000	7,000,000
Exercised during the year, number of options and rights | shares	(2,056,000)	(8,400,000)	(875,000)
Balance, number of options and rights | shares	22,988,000	16,644,000	18,044,000
Outstanding options and rights exercisable | shares	12,857,589	11,394,000	18,044,000
Balance, weighted average exercise price | $ / shares	$ 1.28	$ 0.50	$ 0.50
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	0.77	2.21
Exercised during the year, weighted average exercise price | $ / shares	0.55	0.36	0.37
Balance, weighted average exercise price | $ / shares	1.16	1.28	0.50
Exercisable at end of year, weighted average exercise price | $ / shares	$ 0.97	$ 0.86	$ 0.50
American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	925,000
Balance, number of options and rights | shares	925,000
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	$ 6.75
Balance, weighted average exercise price | $ / shares	$ 6.75